Schedule of borrowings (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Aug. 10, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Loans and financing	R$ 3,678,444,000		R$ 3,188,531,000	R$ 3,142,383,000
[custom:LoansReceived1-0]	3,587,697,000		3,073,912,000
Gross debt	3,738,269,000		3,214,249,000
Transaction cost	(59,825,000)		(25,718,000)
Net debt	3,678,444,000	R$ 1,431,200	3,188,531,000
Loans and financing, current	579,770,000		717,677,000
Loans and financing, noncurrent	3,098,674,000		2,470,854,000
Caixa Economica Federal [Member]
Entity Information [Line Items]
Loans and financing	9,580,000		11,661,000
Foreign Currency [Member]
Entity Information [Line Items]
Loans and financing	R$ 150,572,000		140,337,000	108,983,000
Foreign Currency [Member] | National Treasury Department [Member] | Par Bond [Member]
Entity Information [Line Items]
Contract	Par Bond
Issue date	May 20, 1998
Number of installments	1
Final maturity	04.11.2024
Finance charges	Half-yearly
Contractual financial charges p.y.	6.0% + 0.20%
Effective interest rate p.y.	6.0% + 0.20%
Contract amount	R$ 17,315,000
Loans and financing	R$ 89,058,000		82,933,000
Foreign Currency [Member] | National Treasury Department [Member] | Par Bond And Discount Bond [Member]
Entity Information [Line Items]
Company	Copel
Allocation	Debt negotiation
Guarantees	Guarantees deposited
Foreign Currency [Member] | National Treasury Department [Member] | Discount Bond [Member]
Entity Information [Line Items]
Contract	Discount Bond
Issue date	May 20, 1998
Number of installments	1
Final maturity	04.11.2024
Finance charges	Half-yearly
Contractual financial charges p.y.	1.0625% + 0.20%
Effective interest rate p.y.	1.0625% + 0.20%
Contract amount	R$ 12,082,000
Loans and financing	61,514,000		57,404,000
Local Currency [Member]
Entity Information [Line Items]
Loans and financing	R$ 3,527,872,000		3,048,194,000	R$ 3,033,400,000
Local Currency [Member] | Banco Do Brasil [Member] | C C B [Member]
Entity Information [Line Items]
Contract	CCB 306.401.381
Company	Copel HOL
Allocation	Working capital.
Guarantees	Credit assignment
Issue date	Jul. 21, 2015
Number of installments	2
Final maturity	03.25.2023
Finance charges	Quarterly
Contractual financial charges p.y.	135.00% of DI
Effective interest rate p.y.	145.46% of DI
Contract amount	R$ 640,005,000
Loans and financing	R$ 641,207,000		640,177,000
Local Currency [Member] | Caixa Economica Federal [Member] | Contract 1 [Member]
Entity Information [Line Items]
Contract	415.855-22/14
Allocation	Rural Electricity Program
Guarantees	Own revenue; issue of promissory notes and commercial duplicates.
Issue date	Mar. 31, 2015
Number of installments	120
Final maturity	12.08.2026
Finance charges	Monthly
Contractual financial charges p.y.	6.0%
Effective interest rate p.y.	6.0%
Contract amount	R$ 16,984,000
Loans and financing	R$ 9,580,000		11,496,000
Local Currency [Member] | Caixa Economica Federal [Member] | Contract 2 [Member]
Entity Information [Line Items]
Contract	3153-352
Company	Copel DIS
Allocation	Acquisition of machinery, equipment and IT and automation equipment.
Guarantees	Assignment of trade notes receivable.
Issue date	Nov. 01, 2016
Number of installments	36
Final maturity	12.15.2021
Finance charges	Monthly
Contractual financial charges p.y.	5.5 % above TJLP
Effective interest rate p.y.	5.5 % above TJLP
Contract amount	R$ 1,156,000
Loans and financing			165,000
Local Currency [Member] | Banco Do Nordeste Do Brasil [Member]
Entity Information [Line Items]
Loans and financing	R$ 626,043,000
Local Currency [Member] | Banco Do Nordeste Do Brasil [Member] | Contract 3 [Member]
Entity Information [Line Items]
Contract	35202166127989
Company	Jandaíra I
Allocation	mplementation of Jandaíra complex wind
Guarantees	Bank guarantee
Issue date	May 31, 2021
Number of installments	192
Final maturity	06.15.2038
Finance charges	Monthly
Contractual financial charges p.y.	2.7086% + IPCA
Effective interest rate p.y.	3.0107% + IPCA
Contract amount	R$ 21,687,000
Loans and financing	R$ 7,312,000
Local Currency [Member] | Banco Do Nordeste Do Brasil [Member] | Contract 4 [Member]
Entity Information [Line Items]
Contract	35202164527986
Company	Jandaíra II
Allocation	mplementation of Jandaíra complex wind
Guarantees	Bank guarantee
Issue date	May 31, 2021
Number of installments	192
Final maturity	06.15.2038
Finance charges	Monthly
Contractual financial charges p.y.	2.7086% + IPCA
Effective interest rate p.y.	3.0107% + IPCA
Contract amount	R$ 56,421,000
Loans and financing	R$ 18,424,000
Local Currency [Member] | Banco Do Nordeste Do Brasil [Member] | Contract 5 [Member]
Entity Information [Line Items]
Contract	35202162927987
Company	Jandaíra III
Allocation	mplementation of Jandaíra complex wind
Guarantees	Bank guarantee
Issue date	May 31, 2021
Number of installments	192
Final maturity	06.15.2038
Finance charges	Monthly
Contractual financial charges p.y.	2.7086% + IPCA
Effective interest rate p.y.	3.0107% + IPCA
Contract amount	R$ 65,158,000
Loans and financing	R$ 21,645,000
Local Currency [Member] | Banco Do Nordeste Do Brasil [Member] | Contract 6 [Member]
Entity Information [Line Items]
Contract	35202160027984
Company	Jandaíra IV
Allocation	mplementation of Jandaíra complex wind
Guarantees	Bank guarantee
Issue date	May 31, 2021
Number of installments	192
Final maturity	06.15.2038
Finance charges	Monthly
Contractual financial charges p.y.	2.7086% + IPCA
Effective interest rate p.y.	3.0107% + IPCA
Contract amount	R$ 65,421,000
Loans and financing	R$ 22,058,000
Local Currency [Member] | Banco Do Nordeste Do Brasil [Member] | Contract 7 [Member]
Entity Information [Line Items]
Contract	35201915725525
Company	Potiguar B141
Allocation	mplementation of Vilas complex wind.
Guarantees	Fiduciary assignment of credit rights; fiduciary assignment of rights under the O&M contract; fiduciary assignment of rights arising from the authorization; pledge of shares; fiduciary alienation of project machinery and equipment; 100% bank guarantee; fiduciary assignment of the Debt Service Reserve Accounts; fiduciary assignment of the operating reserve account (O&M); Shareholder support agreement
Issue date	Apr. 04, 2019
Number of installments	216
Final maturity	04.15.2039
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.3323% p.y.
Effective interest rate p.y.	IPCA + 2.3323% p.y.
Contract amount	R$ 92,138,000
Loans and financing	R$ 94,781,000
Local Currency [Member] | Banco Do Nordeste Do Brasil [Member] | Contract 8 [Member]
Entity Information [Line Items]
Contract	35201922425522
Company	Potiguar B142
Issue date	Apr. 04, 2019
Number of installments	216
Final maturity	04.15.2039
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.3323% p.y.
Effective interest rate p.y.	IPCA + 2.3323% p.y.
Contract amount	R$ 92,213,000
Loans and financing	R$ 94,809,000
Local Currency [Member] | Banco Do Nordeste Do Brasil [Member] | Contract 9 [Member]
Entity Information [Line Items]
Contract	35201926525533
Company	Potiguar B143
Issue date	Apr. 11, 2019
Number of installments	216
Final maturity	04.15.2039
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.3323% p.y.
Effective interest rate p.y.	IPCA + 2.3323% p.y.
Contract amount	R$ 92,138,000
Loans and financing	R$ 94,453,000
Local Currency [Member] | Banco Do Nordeste Do Brasil [Member] | Contract 10 [Member]
Entity Information [Line Items]
Contract	35201910625534
Company	Ventos de Vila Paraíba IV
Issue date	Apr. 18, 2019
Number of installments	216
Final maturity	05.15.2039
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.3323% p.y.
Effective interest rate p.y.	IPCA + 2.3323% p.y.
Contract amount	R$ 92,138,000
Loans and financing	R$ 96,237,000
Local Currency [Member] | Banco Do Nordeste Do Brasil [Member] | Contract 11 [Member]
Entity Information [Line Items]
Contract	352020148727169
Company	Potiguar B61
Issue date	Aug. 11, 2020
Number of installments	216
Final maturity	08.15.2040
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 1.4865% p.y.
Effective interest rate p.y.	IPCA + 1.4865% p.y.
Contract amount	R$ 163,886,000
Loans and financing	176,324,000
Local Currency [Member] | Banco Do Brasil B N D E S Transfer [Member]
Entity Information [Line Items]
Loans and financing	R$ 72,109,000		83,936,000
Local Currency [Member] | Banco Do Brasil B N D E S Transfer [Member] | Contract 12 [Member]
Entity Information [Line Items]
Contract	21/02000-0
Company	Copel GeT
Allocation	Implementation of Mauá HPP
Guarantees	Revenue from energy sales from the plant.
Issue date	Apr. 16, 2009
Number of installments	179
Final maturity	01.15.2028
Finance charges	Monthly
Contractual financial charges p.y.	2.13% above TJLP
Effective interest rate p.y.	2.13% above TJLP
Contract amount	R$ 169,500,000
Loans and financing	R$ 72,109,000		83,936,000
Local Currency [Member] | B N D E S [Member] | Contract 12 [Member]
Entity Information [Line Items]
Company	Copel GeT
Local Currency [Member] | B N D E S [Member] | Contract 13 [Member]
Entity Information [Line Items]
Contract	820989.1
Allocation	Implementation of Mauá HPP.
Guarantees	Revenue from energy sales from the plant.
Issue date	Mar. 17, 2009
Number of installments	179
Final maturity	01.15.2028
Finance charges	Monthly
Contractual financial charges p.y.	1.63% above TJLP
Effective interest rate p.y.	1.63% above TJLP
Contract amount	R$ 169,500,000
Loans and financing	R$ 72,109,000		83,935,000
Local Currency [Member] | B N D E S [Member] | Contract 14 [Member]
Entity Information [Line Items]
Contract	1120952.1
Allocation	Implementation of transmission line between Foz do Iguaçu and Cascavel Oeste substations.
Guarantees	Assignment of receivables; revenue from energy transmission services.
Issue date	Dec. 16, 2011
Number of installments	168
Final maturity	04.15.2026
Finance charges	Monthly
Contractual financial charges p.y.	1.82% and 1.42% above TJLP
Effective interest rate p.y.	1.82% and 1.42% above TJLP
Contract amount	R$ 44,723,000
Loans and financing	R$ 14,431,000		17,756,000
Local Currency [Member] | B N D E S [Member] | Contract 15 [Member]
Entity Information [Line Items]
Contract	1220768.1
Allocation	Implementation of Cavernoso II SHP.
Guarantees	Revenue from energy sales from the plant.
Issue date	Sep. 28, 2012
Number of installments	192
Final maturity	07.15.2029
Finance charges	Monthly
Contractual financial charges p.y.	1.36% above TJLP
Effective interest rate p.y.	1.36% above TJLP
Contract amount	R$ 73,122,000
Loans and financing	R$ 36,593,000		41,405,000
Local Currency [Member] | B N D E S [Member] | Contract 16 [Member]
Entity Information [Line Items]
Contract	13211061
Allocation	Implementation of Colíder HPP.
Guarantees	Assignment of receivables
Issue date	Dec. 04, 2013
Number of installments	192
Final maturity	10.15.2031
Finance charges	Monthly
Contractual financial charges p.y.	0% and 1.49% above TJLP
Effective interest rate p.y.	6.43% and 7.68%
Contract amount	R$ 1,041,155,000
Loans and financing	R$ 680,413,000		748,083,000
Local Currency [Member] | B N D E S [Member] | Contract 17 [Member]
Entity Information [Line Items]
Contract	13210331
Allocation	Implementation of Cerquilho III substation.
Issue date	Dec. 03, 2013
Number of installments	168
Final maturity	08.15.2028
Finance charges	Monthly
Contractual financial charges p.y.	1.49% and 1.89% above TJLP
Effective interest rate p.y.	1.49% and 1.89% above TJLP
Contract amount	R$ 17,644,000
Loans and financing	R$ 8,758,000		10,069,000
Local Currency [Member] | B N D E S [Member] | Contract 18 [Member]
Entity Information [Line Items]
Contract	15206041
Allocation	Implementation of transmission line Assis - Paraguaçu Paulista II.
Issue date	Dec. 28, 2015
Number of installments	168
Final maturity	06.15.2030
Finance charges	Monthly
Contractual financial charges p.y.	2.42% above TJLP
Effective interest rate p.y.	9.04%
Contract amount	R$ 34,265,000
Loans and financing	R$ 18,151,000		20,280,000
Local Currency [Member] | B N D E S [Member] | Contract 19 [Member]
Entity Information [Line Items]
Contract	15205921
Allocation	Implementation of transmission lines Londrina - Figueira and Salto Osório - Foz do Chopim.
Issue date	Dec. 28, 2015
Number of installments	168
Final maturity	12.15.2029
Finance charges	Monthly
Contractual financial charges p.y.	2.32% above TJLP
Effective interest rate p.y.	8.93%
Contract amount	R$ 21,584,000
Loans and financing	R$ 10,822,000		12,171,000
Local Currency [Member] | B N D E S [Member] | Contract 20 [Member]
Entity Information [Line Items]
Contract	18205101
Allocation	Implementation of Baixo Iguaçu HPP.
Issue date	Nov. 22, 2018
Number of installments	192
Final maturity	06.15.2035
Finance charges	Monthly
Contractual financial charges p.y.	1.94% above TJLP
Effective interest rate p.y.	8.5%
Contract amount	R$ 194,000,000
Loans and financing	R$ 171,447,000		184,087,000
Local Currency [Member] | B N D E S [Member] | Contract 21 [Member]
Entity Information [Line Items]
Contract	19207901- A+B+E+F+G+H
Allocation	Implementation of transmission facilities for the line: substation Medianeira; substation Curitiba Centro and Curitiba Uberaba and substation Andirá Leste.
Issue date	Jun. 03, 2020
Number of installments	279
Final maturity	12.15.2043
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 4.8165%
Effective interest rate p.y.	IPCA + 4.8570%
Contract amount	R$ 206,882,000
Loans and financing	R$ 185,532,000		158,351,000
Local Currency [Member] | B N D E S [Member] | Contract 22 [Member]
Entity Information [Line Items]
Contract	19207901- C+D+I+J
Allocation	Implementation of transmission facilities for the line: transmission line Curitiba Leste - Blumenal and Baixo Iguaçu - Realeza.
Issue date	Jun. 03, 2020
Number of installments	267
Final maturity	12.15.2043
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 4.8165%
Effective interest rate p.y.	IPCA + 4.8570%
Contract amount	R$ 225,230,000
Loans and financing	R$ 162,773,000		110,699,000
Local Currency [Member] | B N D E S [Member] | Contract 23 [Member]
Entity Information [Line Items]
Contract	14205611-A
Company	Copel DIS
Allocation	Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).
Guarantees	Surety of Copel; assignment of revenues and indemnity rights under the concession.
Issue date	Dec. 15, 2014
Number of installments	72
Final maturity	01.15.2021
Finance charges	Monthly
Contractual financial charges p.y.	2.09% above TJLP
Effective interest rate p.y.	8.37%
Contract amount	R$ 41,583,000
Loans and financing			585,000
Local Currency [Member] | B N D E S [Member] | Contract 24 [Member]
Entity Information [Line Items]
Contract	14205611-B
Issue date	Dec. 15, 2014
Number of installments	6
Final maturity	02.15.2021
Finance charges	Annual
Contractual financial charges p.y.	2.09 above TR BNDES
Effective interest rate p.y.	2.09 above TR BNDES
Contract amount	R$ 17,821,000
Loans and financing			4,329,000
Local Currency [Member] | B N D E S [Member] | Contract 25 [Member]
Entity Information [Line Items]
Contract	14205611-C
Issue date	Dec. 15, 2014
Number of installments	113
Final maturity	06.15.2024
Finance charges	Monthly
Contractual financial charges p.y.	6.0%
Effective interest rate p.y.	6.0%
Contract amount	R$ 78,921,000
Loans and financing	R$ 19,595,000		27,434,000
Local Currency [Member] | B N D E S [Member] | Contract 26 [Member]
Entity Information [Line Items]
Contract	14205611-D
Issue date	Dec. 15, 2014
Number of installments	57
Final maturity	02.15.2021
Finance charges	Monthly
Contractual financial charges p.y.	TJLP
Effective interest rate p.y.	TJLP
Contract amount	R$ 750,000
Loans and financing			2,000
Local Currency [Member] | B N D E S [Member] | Contract 27 [Member]
Entity Information [Line Items]
Contract	14.2.1271.1
Company	Santa Maria
Allocation	Construction and implementation of wind generating plants.
Guarantees	Surety of Copel; pledge of shares; assignment of receivables and revenues.
Issue date	Jun. 01, 2015
Number of installments	192
Final maturity	08.15.2031
Finance charges	Monthly
Contractual financial charges p.y.	1.66% above TJLP
Effective interest rate p.y.	8.26%
Contract amount	R$ 71,676,000
Loans and financing	R$ 37,771,000		41,665,000
Local Currency [Member] | B N D E S [Member] | Contract 28 [Member]
Entity Information [Line Items]
Contract	14.2.1272.1
Company	Santa Helena
Issue date	Jun. 01, 2015
Number of installments	192
Final maturity	08.15.2031
Finance charges	Monthly
Contractual financial charges p.y.	1.66% above TJLP
Effective interest rate p.y.	8.26%
Contract amount	R$ 82,973,000
Loans and financing	R$ 40,983,000		45,208,000
Local Currency [Member] | B N D E S [Member] | Contract 29 [Member]
Entity Information [Line Items]
Contract	11211521
Company	GE Farol
Guarantees	Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	06.15.2030
Finance charges	Monthly
Contractual financial charges p.y.	2.34% above TJLP
Effective interest rate p.y.	2.34% above TJLP
Contract amount	R$ 54,100,000
Loans and financing	R$ 33,570,000		37,470,000
Local Currency [Member] | B N D E S [Member] | Contract 30 [Member]
Entity Information [Line Items]
Contract	11211531
Company	GE Boa Vista
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	06.15.2030
Finance charges	Monthly
Contractual financial charges p.y.	2.34% above TJLP
Effective interest rate p.y.	2.34% above TJLP
Contract amount	R$ 40,050,000
Loans and financing	R$ 24,818,000		27,701,000
Local Currency [Member] | B N D E S [Member] | Contract 31 [Member]
Entity Information [Line Items]
Contract	11211541
Company	GE S.B. do Norte
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	06.15.2030
Finance charges	Monthly
Contractual financial charges p.y.	2.34% above TJLP
Effective interest rate p.y.	2.34% above TJLP
Contract amount	R$ 90,900,000
Loans and financing	R$ 56,287,000		62,824,000
Local Currency [Member] | B N D E S [Member] | Contract 32 [Member]
Entity Information [Line Items]
Contract	11211551
Company	GE Olho D’Água
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	06.15.2030
Finance charges	Monthly
Contractual financial charges p.y.	2.34% above TJLP
Effective interest rate p.y.	2.34% above TJLP
Contract amount	R$ 97,000,000
Loans and financing	R$ 60,113,000		67,096,000
Local Currency [Member] | B N D E S [Member] | Contract 33 [Member]
Entity Information [Line Items]
Contract	18204611
Company	Cutia
Allocation	Implementation of transmission line between Cascavel Oeste and Umuarama Sul substations and implementation of Umuarama Sul substation.
Guarantees	Pledge of shares; assignment of receivables.
Issue date	Oct. 10, 2018
Number of installments	192
Final maturity	07.15.2035
Finance charges	Monthly
Contractual financial charges p.y.	2.04% above TJLP
Effective interest rate p.y.	8.37%
Contract amount	R$ 619,405,000
Loans and financing	R$ 563,569,000		588,169,000
Local Currency [Member] | B N D E S [Member] | Contract 34 [Member]
Entity Information [Line Items]
Contract	13212221 - A
Company	Costa Oeste
Guarantees	Assignment of receivables; 100% of pledged shares.
Issue date	Dec. 03, 2013
Number of installments	168
Final maturity	11.30.2028
Finance charges	Monthly
Contractual financial charges p.y.	1.95% + TJLP
Effective interest rate p.y.	1.95% + TJLP
Contract amount	R$ 27,634,000
Loans and financing	R$ 14,898,000		17,046,000
Local Currency [Member] | B N D E S [Member] | Contract 35 [Member]
Entity Information [Line Items]
Contract	13212221 - B
Company	Marumbi
Issue date	Dec. 03, 2013
Number of installments	106
Final maturity	09.30.2023
Finance charges	Monthly
Contractual financial charges p.y.	3.5%
Effective interest rate p.y.	3.5%
Contract amount	R$ 9,086,000
Loans and financing	R$ 1,396,000		2,194,000
Local Currency [Member] | B N D E S [Member] | Contract 36 [Member]
Entity Information [Line Items]
Contract	14205851 - A
Allocation	Implementation of transmission line between Curitiba and Curitiba Leste and implementation of Curitiba Leste substation.
Issue date	Jul. 08, 2014
Number of installments	168
Final maturity	06.30.2029
Finance charges	Monthly
Contractual financial charges p.y.	2.00% + TJLP
Effective interest rate p.y.	2.00% + TJLP
Contract amount	R$ 33,460,000
Loans and financing	R$ 19,444,000		22,029,000
Local Currency [Member] | B N D E S [Member] | Contract 37 [Member]
Entity Information [Line Items]
Contract	14205851 - B
Issue date	Jul. 08, 2014
Number of installments	106
Final maturity	04.30.2024
Finance charges	Monthly
Contractual financial charges p.y.	6.0%
Effective interest rate p.y.	6.0%
Contract amount	R$ 21,577,000
Loans and financing	5,285,000		7,550,000
Local Currency 1 [Member]
Entity Information [Line Items]
Loans and financing	R$ 2,238,758,000		R$ 2,338,138,000